OTHER RECEIVABLES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Other receivables	$ 176,288	$ 1,300	$ 281,727	$ 19,926